UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stanfield Capital Partners LLC
Address:  430 Park Avenue
          New York, NY 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Hoffman, Esq.
Title:  General Counsel
Phone:  212-891-9677

Signature,                               Place,             and Date of Signing:

/s/ Michael Hoffman                      New York, NY       August 14, 2007
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   1,068,538,117
                                          (thousands)

List of Other Included Managers: N/A

Stanfield Capital Partners

                 13F Securities List for Period Ending 6/30/07

                               TITLE OF                       VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER              CLASS            CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED   NONE
-----------------------        --------        ---------     --------   -------   ---  ----  -------  --------  ---- -------  -----
American Tower Corp.           COM             029912201    42,000,000  1,000,000 Sh         Sole        No     Sole
Apple Inc.                     Call            037833900       399,000    175,000      CALL  Sole        No     Sole
Apple Inc.                     Put             037833950       945,000    150,000      PUT   Sole        No     Sole
Armstrong World Inds Inc New   COM             04247X102    25,075,000    500,000 Sh         Sole        No     Sole
Atlas Air                      COM             049164205    58,940,000  1,000,000 Sh         Sole        No     Sole
Bally Technologies Inc         Call            05874B907    15,800,000  5,000,000      CALL  Sole        No     Sole
BioMarin Pharmaceuticals Inc   NOTE 2.5% -
                               3/2013          09061GAC5    10,188,750      9,500 Sh         Sole        No     Sole
BioMarin Pharmaceuticals Inc   NOTE 1.875% -
                               4/2017          09061GAD3    19,237,500     15,000 Sh         Sole        No     Sole
BioMarin Pharmaceuticals Inc   Put             09061G951        50,000    250,000      PUT   Sole        No     Sole
Cell Genesys, Inc.             NOTE 3.125% -
                               11/2011         150921AB0     5,868,750      7,500 Sh         Sole        No     Sole
Cell Genesys, Inc.             Put             150921954       621,250    525,000      PUT   Sole        No     Sole
Continental Airlines           Call            210795908    24,012,500  2,750,000      CALL  Sole        No     Sole
Crown Castle Operating Co.     Call            228227904     3,750,000    500,000 Sh         Sole        No     Sole
Delta Air Lines Inc.           Call            247361902    49,625,000 12,500,000      CALL  Sole        No     Sole
Exide Corporation              Convert -
                               09/2013 (L-150) 302051AL1    15,740,700     17,750 Sh         Sole        No     Sole
Fairfax Finl Hldgs Ltd         Put             303901952     1,140,000    150,000      PUT   Sole        No     Sole
Fibertower Corp                COM             31567R100    14,726,144  3,400,957 Sh         Sole        No     Sole
Fibertower Corp                NOTE 9.000% -
                               11/2012         31567RAC4     8,334,375      7,500 Sh         Sole        No     Sole
General Mtrs Corp              Put             370442955    29,240,000 20,250,000      PUT   Sole        No     Sole
Grey Wolf Inc.                 COM             397888108    13,266,400  1,610,000 Sh         Sole        No     Sole
Hughes Communications Inc      COM             444398101    85,456,230  1,637,720 Sh         Sole        No     Sole
ICO Global Comm Hldgs Ltd      COM             44930K108     5,220,000  1,500,000 Sh         Sole        No     Sole
Lions Gate Entertainment Corp. NOTE 3.625% -
                               3/2025          535919AG9    18,221,875     17,500 Sh         Sole        No     Sole
Loral Space & Communications
 Ltd.                          COM             543881106    45,584,000    925,000 Sh         Sole        No     Sole
Mirant Corporation             COM             60467R100  2 03,440,500  4,785,635 Sh         Sole        No     Sole
Mirant Corporation             Call            60467R900    82,800,000 18,500,000      CALL  Sole        No     Sole
Moodys Corp                    Put             615369955    10,352,500  2,275,000      PUT   Sole        No     Sole
Neon Communication Group Inc.  COM             64050T101     5,990,457  1,202,903 Sh         Sole        No     Sole
Nextwave Wireless Inc.         COM             65337Y102    27,972,500  3,350,000 Sh         Sole        No     Sole
Northwest Airls Corp           COM             667280408    30,143,937  1,357,835 Sh         Sole        No     Sole
Northwest Airls Corp           Call            667280908     8,775,000  2,250,000      CALL  Sole        No     Sole
NRG Energy Inc.                COM             629377508    38,452,250    925,000 Sh         Sole        No     Sole
Oil Service Holdrs TR          Depositry
                               Rcpt            678002106    13,104,750     75,000 Sh         Sole        No     Sole
Owens Corning                  COM             690742101    28,585,500    850,000 Sh         Sole        No     Sole
RCN Corporation                COM             749361200    23,487,500  1,250,000 Sh         Sole        No     Sole
Reliant Energy Inc             Put             75952B955             0  1,325,000      PUT   Sole        No     Sole
Ryerson Inc.                   NOTE 3.5% -
                               11/2024         78375PAD9    41,794,375     23,300 Sh         Sole        No     Sole
Ryerson Inc.                   Put             78375P957       215,000    100,000      PUT   Sole        No     Sole
Suncor Energy Inc              COM             867229106    13,531,375    150,000 Sh         Sole        No     Sole
United Air Lines, Inc.         Call            902549907    46,450,000  3,500,000      CALL  Sole        No     Sole
Total                                                    1,068,538,117